EQUITY - Narrative (Details) - USD ($)		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020		Jun. 30, 2019
Decrease through other distributions to owners, equity	[1]				$ 757,000,000		$ 799,000,000
Increase (decrease) through treasury share transactions, equity	[1]				$ (13,000,000)		(3,000,000)
Units repurchased and canceled (in shares)					560,491
Net loss attributable to limited partnership unitholders		$ (59,000,000)		$ 55,000,000	$ (126,000,000)		$ 87,000,000
Weighted average number of ordinary shares outstanding (in shares)		80,400,000		66,000,000	80,000,000		66,000,000
Parent company
Dividends recognised as distributions to owners		$ 0		$ 0	$ 0		$ 0
Dividends recognised as distributions to owners per share (in dollars per share)		$ 29.75	$ 41.96
Incentive distribution rights based on percent increase in unit price					20.00%
Non-controlling interests
Dividends recognised as distributions to owners		$ 9,000,000		8,000,000	$ 18,000,000		16,000,000
Dividends recognised as distributions to owners per share (in dollars per share)					$ 0.0625
Limited Partners
Decrease through other distributions to owners, equity	[1]				$ 10,000,000		8,000,000
Increase (decrease) through treasury share transactions, equity	[1]				$ (13,000,000)		$ (3,000,000)
Units repurchased and canceled (in shares)					560,491		89,027
Redemption-Exchange Units held by Brookfield Asset Management Inc.
Decrease through other distributions to owners, equity	[1]				$ 8,000,000		$ 8,000,000
Units repurchased and canceled (in shares)					0
Brookfield Asset Management Inc.
Units repurchased and canceled (in shares)					0
Interest of others in operating subsidiaries
Decrease through other distributions to owners, equity		$ 64,000,000		$ 450,000,000	$ 739,000,000	[1]	$ 783,000,000	[1]
Capital | Limited Partners
Increase (decrease) through treasury share transactions, equity	[1]				$ (13,000,000)

[1]	See Note 19 for additional information on distributions and for additional information on unit repurchases